Joseph J. Tomasek, Esq.
                            75-77 North Bridge Street
                          Somerville, New Jersey 08876

                               September 29, 2005

                              FOR THE EXCLUSIVE USE
                 OF THE SECURITIES AND EXCHANGE COMMISSION ONLY

VIA EDGAR AND OVERNIGHT DELIVERY
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20005


                        RE:   Magnitude Information Systems, Inc.
                              Schedule 14A
                              Commission File No. 33-20432

Dear Sir/Madam:

      On behalf of Magnitude Information Systems, Inc. (the "Company"), we hereby file via EDGAR the Company's Schedule 14A, Preliminary Proxy Statement pursuant to which the Company intends to solicit majority shareholder written consents to amend the Company's certificate of incorporation to increase the number of the Company's authorized common shares.

      The Company has fixed September 26, 2005, as the record date for determination of shareholder consents. The Company is prepared to deliver copies of the Schedule 14A information to all beneficial owners, including owners who hold Company shares in "street name", at least 20 days prior to the taking of the proposed action.

Barbara C. Jacobs, Assistant Director
Securities and Exchange Commission
September 29, 2005
Page 2

      For the convenience of the Staff's review, we have enclosed seven (7) copies of the Preliminary Proxy Statement in accordance with Rule 14a-3(c).

                                                Very truly yours,


                                                /s/ Joseph J. Tomasek

                                                Joseph J. Tomasek, Esq.

Enc.

c:    Steve D. Rudnik, President
      Magnitude Information Systems, Inc.

      Joerg Klaube, Chief Financial Officer
      Magnitude Information Systems, Inc.